Stock Based Compensation - Additional Information (Details) $ in Millions	1 Months Ended	3 Months Ended
	Feb. 28, 2025 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $		$ 14.2
Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $		1.5
River Vessels | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value | $		14.1
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $		12.7	$ 3.5
Unrecognized compensation expense | $		$ 78.2
Weighted average recognition period		1 year 4 months 24 days
Number of shares authorized in share based payments		1,335,408
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		59,027,217
Ordinary shares remained available for future issuance		21,531,857
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding		1.00%
2018 Incentive Plan | Performance Granted | River Vessels | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted	267,080
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		9,107,217
Purchase rights granted		0
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding		1.00%
Shares reserved for issuance, annual increase in number of ordinary shares		4,680,000